Property and Equipment	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
(6)	PROPERTY AND EQUIPMENT

Property and equipment, including assets held under capital leases, was comprised of the following:

	Estimated useful lives (in years)	As of June 30,
		2013	2014
Land	N/A	$712	$712
Building leasehold and site improvements	15 to 20	50,106	64,734
Furniture, fixtures and office equipment	3 to 7	4,278	5,722
Computer hardware	3 to 5	14,155	16,674
Software	3	7,623	9,345
Machinery and equipment	5 to 7	59,217	94,892
Fiber optic equipment	8	485,782	583,697
Circuit switch equipment	10	11,173	11,817
Packet switch equipment	5	41,133	62,844
Fiber optic network	15 to 20	1,958,231	2,449,831
Construction in progress	N/A	249,168	258,873

Total		2,881,578	3,559,141
Less accumulated depreciation		(443,871)	(737,748)

Property and equipment, net		$2,437,707	$2,821,393

Total depreciation expense, including depreciation of assets held under capital leases, for the years ended June 30, 2012, 2013 and 2014 was $70,357, $280,128, and $294,125, respectively.

Included within the Company’s property and equipment balance are assets under capital leases with a cost of $72,260 and $117,174 with associated accumulated depreciation of $13,217 and $24,011 as of June 30, 2013 and 2014, respectively. The Company recognized depreciation expense associated with assets under capital leases of $3,142, $8,512 and $10,794 for the years ended June 30, 2012, 2013 and 2014, respectively.

During the years ended June 30, 2012 and 2013, the Company received a total of $22,826 and $9,319, respectively, in grant money from the NTIA’s Broadband Technology Opportunities Program for reimbursement of property and equipment expenditures. The Company has accounted for these funds as a reduction of the cost of its fiber optic network. No grant reimbursements were received by the Company during the year ended June 30, 2014.

During the years ended June 30, 2012, 2013 and 2014, the Company capitalized interest in the amounts of $5,472, $12,970, and $12,636, respectively. The Company capitalized $9,373, $28,613, and $42,685 of direct labor costs to property and equipment accounts during the years ended June 30, 2012, 2013 and 2014, respectively.